Pension Plans and Similar Obligations - Maturity Analysis (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€) item
Pension Plans and Similar Obligations
Weighted duration of defined benefit plans (in years) | item	12	13
Future benefit payments from defined benefit plans | €	€ 1,783	€ 1,670
Percentage of payments due over five years	80.00%
Percentage of payments related to domestic plans	66.00%